Note 12 - Financial Instruments designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities designated at fair value through profit or loss
Disclosure of Financial Instruments designated at fair value through profit or loss

12. Financial assets and liabilities designated at fair value through profit or loss

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	2019	2018	2017
ASSETS
Equity instruments				1,888
Debt securities		1,214	1,313	174
Loans and advances		-	-	648
Total assets	7.1.2	1,214	1,313	2,709
LIABILITIES
Deposits		944	976	-
Debt certificates		4,656	2,858	-
Other financial liabilities: Unit-linked products		4,410	3,159	2,222
Total liabilities		10,010	6,993	2,222

As of December 31, 2019, 2018 and 2017, within “Financial liabilities designated at fair value through profit or loss”, liabilities linked to insurance products where the policyholder bears the risk ("Unit-Link") are recorded. Since the liabilities linked to insurance products in which the policyholder assumes the risk are valued the same way as the assets associated to these insurance products, there is no credit risk component borne by the Group in relation to these liabilities.

In addition, the assets and liabilities are included in these headings to reduce inconsistencies (asymmetries) in the valuation of those operations and those used to manage their risk.